RISKS AND UNCERTAINTIES Q (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Concentration Risk [Line Items]
Cash and cash equivalents	$ 691,331		$ 691,331		$ 462,103
Brokers
Concentration Risk [Line Items]
Cash and cash equivalents	148,800		148,800		19,700
Trading Platforms
Concentration Risk [Line Items]
Cash and cash equivalents	$ 26,800		$ 26,800		$ 64,700
Revenue Benchmark | Customer Concentration Risk | Zero Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage	39.00%		39.00%
Revenue Benchmark | Customer Concentration Risk | Three Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage		53.00%
Revenue Benchmark | Customer Concentration Risk | One Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage				35.00%
Loans Receivable | Credit Concentration Risk | Two Counterparties
Concentration Risk [Line Items]
Concentration risk percentage			67.00%		27.00%
Current Liabilities | Liquidity Concentration Risk | One Counterparty
Concentration Risk [Line Items]
Concentration risk percentage			7.20%		8.50%
Crypto Assets | Credit Concentration Risk | Third Parties
Concentration Risk [Line Items]
Concentration risk percentage			41.00%		22.00%
Crypto Assets | Credit Concentration Risk | Two Centralized Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Zero Protocols | Crypto Asset, Decentralized Finance Protocols | Protocol Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage			70.00%
Four Protocols | Crypto Asset, Decentralized Finance Protocols | Protocol Concentration Risk
Concentration Risk [Line Items]
Concentration risk percentage					77.00%